Goodwill and intangible assets - Disclosure of sensitivity of the value in use to key judgements in the calculations (Details) - Barclays US Consumer Bank - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Carrying value	£ 3,636
Value in use	3,989
Value in use exceeding carrying value	£ 353	£ 1,175
Discount rate	14.50%
Terminal growth rate	2.00%
Sensitivity of key judgements
100bps increase in the discount rate	£ (516)
100bps decrease in terminal growth rate	(393)
50bps increase to allocated capital rate	(234)
10% reduction in forecasted cash flows	£ (638)
Discount rate
Sensitivity of key judgements
Change required to reduce headroom to zero	0.007
Terminal growth rate
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.009)
Allocated Capital rate
Sensitivity of key judgements
Change required to reduce headroom to zero	0.008
Cash flows
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.055)